CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings	$ 9,573	$ 8,696
Equity	18,131	17,206	$ 14,282	$ 12,672
Unamortized financing fees	(60)	(75)
Non-controlling interests
Disclosure of objectives, policies and processes for managing capital [line items]
Total borrowings	11,004	10,718
Preferred limited partners' equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	833	707	$ 511	$ 324
Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings	0	0
Total borrowings	1,808	1,613
Net deferred tax liabilities	0	0
Capitalization, net	$ 11,197	$ 10,690
Debt to total capitalization	16.00%	15.00%
Corporate | Non-controlling interests
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 0	$ 0
Corporate | Preferred Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	597	568
Corporate | Preferred limited partners' equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	833	707
Corporate | Unitholders Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	7,959	7,802
Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings	8,964	8,465
Total borrowings	10,772	10,078
Net deferred tax liabilities	4,421	4,049
Capitalization, net	$ 33,324	$ 31,333
Debt to total capitalization	32.00%	32.00%
Consolidated | Non-controlling interests
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 8,742	$ 8,129
Consolidated | Preferred Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	597	568
Consolidated | Preferred limited partners' equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	833	707
Consolidated | Unitholders Equity
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	7,959	7,802
Corporate credit facilities | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	299	721
Corporate credit facilities | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	299	721
Medium Term Notes | Corporate
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	1,808	1,613
Medium Term Notes | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Corporate borrowings	1,808	1,613
Subscription Facility | Consolidated
Disclosure of objectives, policies and processes for managing capital [line items]
Non-recourse borrowings	$ 142	$ 6